Summary of Significant Accounting Policies - Net Income (Loss) Per Shares (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 22, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Sep. 05, 2021
Summary of Significant Accounting Policies
Net loss from inception to IPO date				$ (85,612)
Net income from IPO date to year-end (total loss from inception to 12/31) less the loss from inception to IPO)				446,671
Net income (loss)		$ (312,060)	$ 604,359	361,059	$ (776,129)
Accretion of temporary equity to redemption value		(261,713)		(6,793,210)	(308,687)
Net income (loss) including accretion of temporary equity to redemption value		$ (573,773)	604,359	$ 6,432,151	$ 1,084,816
Basic and diluted net income per share:
Total number of shares		2,000,000		2,000,000	2,000,000
Numerator:
Plus: Accretion applicable to the redeemable class	$ 6,793,210
Public Shares [Member]
Summary of Significant Accounting Policies
Accretion of temporary equity to redemption value		$ (261,713)
Net income (loss) including accretion of temporary equity to redemption value		$ (174,388)	$ 483,487
Basic and diluted net income per share:
Total number of shares		873,285	8,000,000	8,000,000	4,795,078
Ownership percentage		30.00%	80.00%	80.00%	71.00%
Numerator:
Allocation of net income - IPO date to year end (allocated based on ownership percentage)				$ 357,337
Total net income allocation		$ 87,325	$ 483,487	(357,337)
Net income (loss) including accretion of temporary equity to redemption value				(5,434,568)	$ (765,521)
Plus: Accretion applicable to the redeemable class				6,793,210	308,687
Allocation of net income (loss)				$ 1,715,979	$ (456,834)
Denominator:
Weighted average ordinary shares outstanding, basic		873,285	8,000,000	4,527,778	4,795,078
Weighted average ordinary shares outstanding, diluted		873,285	8,000,000	4,527,778	4,795,078
Basic net income (loss) per ordinary share		$ 0.10	$ 0.06	$ 0.38	$ (0.10)
Diluted net income (loss) per ordinary share		$ 0.10	$ 0.06	$ 0.38	$ (0.10)
Founder shares
Summary of Significant Accounting Policies
Net income (loss) including accretion of temporary equity to redemption value		$ (399,384)	$ 120,872
Basic and diluted net income per share:
Total number of shares		2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Ownership percentage		70.00%	20.00%	20.00%	29.00%
Numerator:
Allocation of net loss - inception to IPO date				$ (85,612)
Allocation of net income - IPO date to year end (allocated based on ownership percentage)				89,334
Total net income allocation		$ (399,384)	$ 120,872	(3,722)
Net income (loss) including accretion of temporary equity to redemption value				(1,358,642)	$ (319,295)
Allocation of net income (loss)				$ (1,354,920)	$ (319,295)
Denominator:
Weighted average ordinary shares outstanding, basic		2,000,000	2,000,000	1,868,056	2,000,000
Weighted average ordinary shares outstanding, diluted		2,000,000	2,000,000	1,868,056	2,000,000
Basic net income (loss) per ordinary share		$ (0.20)	$ 0.06	$ (0.73)	$ (0.16)
Diluted net income (loss) per ordinary share		$ (0.20)	$ 0.06	$ (0.73)	$ (0.16)